Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Summary of intangible assets

	2024
	Exploration and evaluation US$m	Trademarks, patented and non-patented technology US$m	Contract-based intangible assets US$m	Other intangible assets(a) US$m	Total US$m
Net book value
At 1 January 2024	1,979	9	1,953	448	4,389
Adjustment on currency translation	(44)	(1)	(159)	(39)	(243)
Additions(b)	416	–	–	116	532
Amortisation for the year	–	(4)	(7)	(127)	(138)
Disposals, transfers and other movements(c)	(1,789)	–	–	53	(1,736)
At 31 December 2024	562	4	1,787	451	2,804
–cost	564	207	2,758	1,922	5,451
–accumulated amortisation and impairment	(2)	(203)	(971)	(1,471)	(2,647)
Total	562	4	1,787	451	2,804

	2023
	Exploration and evaluation US$m	Trademarks, patented and non-patented technology US$m	Contract-based intangible assets US$m	Other intangible assets (a) US$m	Total US$m
Net book value
At 1 January 2023	1,368	12	1,875	390	3,645
Adjustment on currency translation	–	1	52	8	61
Additions(d)	471	–	–	121	592
Amortisation for the year	–	(4)	(7)	(113)	(124)
Impairment reversal(d)	231	–	–	–	231
Newly consolidated operations(e)	85	–	–	–	85
Disposals, transfers and other movements	(176)	–	33	42	(101)
At 31 December 2023	1,979	9	1,953	448	4,389
–cost	1,989	222	2,996	1,926	7,133
–accumulated amortisation and impairment(d)	(10)	(213)	(1,043)	(1,478)	(2,744)
Total	1,979	9	1,953	448	4,389
(a)Other intangible assets include US$50 million (2023: US$61 million) of carbon abatement spend. This relates to procurement of carbon units and RECs, from which we will get future economic benefit.
(b)In 2024, additions primarily relate to project costs incurred at Simandou prior to Board approval of “notice to proceed” in February 2024 and at Rincon from July 2024 following approval by the Argentine Congress of the new “RIGI” legislation, which underpinned the economic business case, until Board notice to proceed in December 2024.
(c)“Transfers and other movements” includes reclassification between categories. In 2024, following approvals by the Board of notice to proceed, exploration and evaluation assets relating to
Simandou (US$732 million) and Rincon (US$1,013 million), were transferred in full to Property, plant and equipment after being assessed for indicators of impairment.
(d)In 2023, we commenced capitalisation of exploration and evaluation costs at the Simandou project based on our confidence in the project progressing, this also resulted in an impairment reversal, refer to note 4 for details.
(e)In 2023, newly consolidated operations relate to our purchase of Meridian Minera Limitada’s 57.74% share in Agua de la Falda. Refer to note 5 for details.
12 Intangible assets continued
Where amortisation is calculated on a straight line basis, the following useful lives have been determined:

	Trademarks, patented and non-patented technology		Contract-based intangible assets		Other intangible assets
Type of intangible	Trademarks	Patented and non-patented technology	Power contracts/ water rights	Other purchase and customer contracts	Internally generated intangible assets and computer software	Other intangible assets
Amortisation profile	14 to 20 years	10 to 20 years	2 to 45 years	5 to 15 years	2 to 5 years	2 to 20 years